ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Employees and payroll accruals	$ 10,190	$ 7,438
Government authorities	1,850	8,719
Derivative liabilities	214	1,779
Accrued restructuring charges (see note 15)	1,756	2,257
Professional services accruals	3,171	2,149
Hosting, software and web services accruals	497	1,569
Other overhead related expenses	1,592	508
Other accruals	3,587	1,098
Accrued expenses and other liabilities, total	$ 22,857	$ 25,517